REVENUE AND EXPENSES (Details 3) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation of property, plant and equipment (Note 6)	€ 54	€ 40	€ 27
Amortization of intangible assets (Note 5)	659	883	1,166
Amortization of right-of-use assets	8	9
Total	€ 721	€ 932	€ 1,193